UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-5473

                       Oppenheimer Multi-Sector Income Trust
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS April 30, 2003 / Unaudited
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
U.S. Government Sector--8.4%
-----------------------------------------------------------------------------------
U.S. Government Obligations--8.4%
Federal Home Loan Mortgage Corp. Unsec. Nts.,
4.50%, 1/15/13                                         $  5,000,000  $   5,117,450
-----------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                            5,945,000      6,301,860
7.25%, 5/15/30                                            2,000,000      2,579,834
-----------------------------------------------------------------------------------
U.S. Treasury Bonds:
8.75%, 5/15/17                                              800,000      1,163,282
STRIPS, 5.99%, 11/15/18 1,2                                 300,000        139,478
-----------------------------------------------------------------------------------
U.S. Treasury Nts.:
3%, 2/15/08                                                 294,000        297,124
5.875%, 2/15/04                                           1,140,000      1,182,973
6.75%, 5/15/05 3                                          1,140,000      1,259,701
7%, 7/15/06 4                                             3,300,000      3,800,287
                                                                     --------------
Total U.S. Government Sector (Cost $21,397,500)                         21,841,989

                                                             Shares
-----------------------------------------------------------------------------------
Corporate Sector--41.1%
-----------------------------------------------------------------------------------
Common Stocks--0.1%
Capital Gaming International, Inc. 5,6                           18              --
-----------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                            6,198          4,463
-----------------------------------------------------------------------------------
Equinix, Inc. 5                                               6,362         20,676
-----------------------------------------------------------------------------------
Globix Corp. 5,6                                              6,880         13,416
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5                     24,061         25,264
-----------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                       173          3,218
-----------------------------------------------------------------------------------
NTL, Inc. 5                                                   3,879         65,943
-----------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                        399          2,226
-----------------------------------------------------------------------------------
Pioneer Cos., Inc. 5,6                                        5,655         21,206
-----------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5,6                                6,878         51,585
-----------------------------------------------------------------------------------
Prandium, Inc. 5                                             14,499          2,030
-----------------------------------------------------------------------------------
Star Gas Partners LP                                            220          4,616
-----------------------------------------------------------------------------------
Sterling Chemicals, Inc. 5                                      243          4,586
-----------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,6                                      2,500             --
-----------------------------------------------------------------------------------
WRC Media Corp. 5,6                                             676              7
-----------------------------------------------------------------------------------
XO Communications, Inc. 5                                     1,091          6,480
                                                                     --------------
                                                                           225,716

                                                          Principal
                                                             Amount
-----------------------------------------------------------------------------------
Corporate Bonds and Notes--40.3%
-----------------------------------------------------------------------------------
Consumer Discretionary--13.5%
-----------------------------------------------------------------------------------
Auto Components--1.2%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub.
Nts., Series B, 2/15/10                                 $   200,000        202,750
-----------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11    200,000        206,000
-----------------------------------------------------------------------------------
Dana Corp., 9% Unsec. Nts., 8/15/11                         600,000        654,000




                   6 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Auto Components Continued
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                        $ 400,000  $     417,000
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                   600,000        576,000
-----------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09        700,000        791,000
-----------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                   200,000        219,250
                                                                     --------------
                                                                         3,066,000

-----------------------------------------------------------------------------------
Automobiles--0.5%
Ford Motor Credit Co.:
7.25% Nts., 10/25/11                                        873,000        876,553
7.375% Nts., 10/28/09                                       373,000        381,579
-----------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec.
Unsub. Nts., 8/28/12                                        185,000        188,455
                                                                     --------------
                                                                         1,446,587

-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--2.5%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 6          400,000        142,000
-----------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11               250,000        265,625
-----------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12             200,000        216,500
-----------------------------------------------------------------------------------
Buffets, Inc., 11.25% Sr. Sub. Nts., 7/15/10                200,000        197,000
-----------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory
Nts., 8/1/1995 5,6,7                                          5,500             --
-----------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub.
Nts., 4/1/09                                                200,000        216,000
-----------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                        200,000        214,268
7.625% Nts., 12/1/12                                        200,000        213,437
-----------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12      200,000        213,500
-----------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts.,
Series B, 5/15/12                                           200,000        208,000
-----------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                            500,000        555,000
-----------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.375% Sr. Sub. Nts., 7/1/11                                400,000        428,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                          500,000        533,750
-----------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10   300,000        315,750
-----------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12       200,000        189,000
-----------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                                     250,000        251,250
9.75% Sr. Nts., 4/15/13 8                                   600,000        628,500
-----------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr.
Nts., 5/1/12 8                                              400,000        420,500
-----------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub.
Nts., 8/15/11                                               500,000        532,500
-----------------------------------------------------------------------------------
Universal City Development Partners, 11.75% Sr.
Nts., 4/1/10 8                                              200,000        216,500
-----------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11%
Sec. Nts., 6/15/10                                          200,000        220,500
-----------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                   300,000        335,250
                                                                     --------------
                                                                         6,512,830

-----------------------------------------------------------------------------------
Household Durables--1.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12            500,000        548,750
-----------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 2           500,000        557,500




                   7 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Household Durables Continued
K. Hovnanian Enterprises, Inc., 8.875% Sr.
Sub. Nts., 4/1/12                                       $   300,000  $     318,000
-----------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                              500,000        542,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                         500,000        553,750
-----------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05         400,000        414,000
-----------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12        100,000        106,750
-----------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12         200,000        203,000
-----------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13           200,000        206,000
                                                                     --------------
                                                                         3,450,250

-----------------------------------------------------------------------------------
Internet & Catalog Retail--0.5%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08 9    900,000        951,750
-----------------------------------------------------------------------------------
USA Interactive, 7% Nts., 1/15/13                           287,000        315,906
                                                                     --------------
                                                                         1,267,656

-----------------------------------------------------------------------------------
Leisure Equipment & Products--0.1%
Remington Arms Co., Inc., 10.50% Sr. Nts., 2/1/11 8         150,000        162,750
-----------------------------------------------------------------------------------
Media--5.5%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 5,7                      250,000        123,750
9.875% Sr. Nts., Series B, 3/1/07 5,7                       300,000        148,500
10.25% Sr. Unsec. Nts., 11/1/06 5,7                         100,000         49,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,7                    300,000        153,000
10.875% Sr. Unsec. Nts., 10/1/10 5,7                        100,000         50,000
-----------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
Nts., 12/15/12                                              800,000        836,000
-----------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11 500,000        525,000
-----------------------------------------------------------------------------------
AOL Time Warner, Inc., 6.875% Nts., 5/1/12                  800,000        874,339
-----------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09    200,000        218,500
-----------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
8.625% Sr. Unsec. Nts., 4/1/09                            1,500,000        993,750
10.75% Sr. Unsec. Nts., 10/1/09                             800,000        536,000
11.125% Sr. Unsec. Nts., 1/15/11                            400,000        266,000
-----------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Sub. Nts., 2/1/13 8              200,000        217,000
-----------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10 5,6,7     300,000         22,500
-----------------------------------------------------------------------------------
Comcast Cable Communications, Inc.:
6.75% Sr. Unsub. Nts., 1/30/11                              514,000        568,366
8.875% Unsub. Nts., 5/1/17                                   77,000         97,775
-----------------------------------------------------------------------------------
Cox Communications, Inc., 7.125% Nts., 10/1/12              685,000        801,257
-----------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                            625,000        660,937
-----------------------------------------------------------------------------------
EchoStar DBS Corp.:
9.375% Sr. Unsec. Nts., 2/1/09                              150,000        162,563
10.375% Sr. Unsec. Nts., 10/1/07                            750,000        843,750
-----------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts.,
Series B, 3/15/09                                           600,000        636,000
-----------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub.
Nts., 3/15/09                                               100,000        105,000
-----------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9% Sr.
Nts., 12/15/10 8                                            400,000        430,000

                   8 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Media Continued
Houghton Mifflin Co.:
8.25% Sr. Nts., 2/1/11 8                                  $ 200,000  $     213,500
9.875% Sr. Sub. Nts., 2/1/13 8                               50,000         54,250
-----------------------------------------------------------------------------------
Lamar Media Corp., 8.625% Sr. Sub. Nts., 9/15/07            200,000        210,000
-----------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr.
Unsec. Nts., 1/15/13                                        600,000        648,000
-----------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23      380,000        468,550
-----------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12               400,000        435,000
-----------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub.
Nts., 12/15/12 8                                            200,000        232,500
-----------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts.,
Series B, 7/1/11                                            200,000        221,000
-----------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Sub. Nts., 3/15/12                                 1,000,000      1,060,000
8% Sr. Sub. Nts., 3/15/12 8                                 600,000        636,000
8.75% Sr. Sub. Nts., 12/15/11                               300,000        327,000
-----------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec.
Sub. Nts., 11/1/09                                          300,000        318,750
-----------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                              300,000        309,000
                                                                     --------------
                                                                        14,453,037

-----------------------------------------------------------------------------------
Multiline Retail--0.3%
J. C. Penney Co., Inc., 8% Nts., 3/1/10                     200,000        213,500
-----------------------------------------------------------------------------------
Saks, Inc., 9.875% Nts., 10/1/11                            400,000        450,000
                                                                     --------------
                                                                           663,500

-----------------------------------------------------------------------------------
Specialty Retail--1.4%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12    200,000        189,000
-----------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06                500,000        550,625
-----------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                  500,000        497,500
-----------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08 6        300,000        307,500
-----------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07                        200,000        213,000
-----------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub.
Nts., 3/15/11                                               200,000        217,000
-----------------------------------------------------------------------------------
United Rentals (North America), Inc.:
10.75% Sr. Nts., 4/15/08 8                                  400,000        434,000
10.75% Sr. Nts., 4/15/08 8                                  200,000        217,000
10.75% Sr. Unsec. Nts., 4/15/08                             800,000        868,000
-----------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts.,
Series B, 1/15/09                                           100,000         96,500
                                                                     --------------
                                                                         3,590,125

-----------------------------------------------------------------------------------
Textiles & Apparel--0.2%
Consoltex Group, Inc., 11% Sr. Sub. Nts., 1/31/09 6,10      413,803          6,207
-----------------------------------------------------------------------------------
Levi Strauss & Co.:
11.625% Sr. Unsec. Nts., 1/15/08                            200,000        170,000
12.25% Sr. Nts., 12/15/12 8                                 250,000        208,750
-----------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                       100,000        109,000
                                                                     --------------
                                                                           493,957





                   9 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Consumer Staples--2.0%
-----------------------------------------------------------------------------------
Beverages--0.2%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts.,
1/15/12                                                   $ 100,000  $     106,625
-----------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts.,
Series B, 2/1/05                                            300,000        289,500
                                                                     --------------
                                                                           396,125

-----------------------------------------------------------------------------------
Food & Drug Retailing--0.8%
Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11        341,000        363,165
-----------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08 7                           500,000         73,750
10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 7           200,000          2,000
-----------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125%
Sr. Nts., 12/15/11                                          200,000        173,000
-----------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07          775,000        775,969
-----------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12          200,000        202,000
-----------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10 8                              250,000        257,500
9.50% Sr. Sec. Nts., 2/15/11 8                              100,000        107,000
-----------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08            200,000        216,000
                                                                     --------------
                                                                         2,170,384

-----------------------------------------------------------------------------------
Food Products--0.5%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08   200,000         89,000
-----------------------------------------------------------------------------------
Burns Philp Capital Pty Ltd., 9.75% Sr. Sub.
Nts., 7/15/12 8                                             100,000        100,500
-----------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12 8           200,000        216,250
-----------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 8               200,000        217,500
-----------------------------------------------------------------------------------
Dole Food Co., Inc., 8.875% Sr. Nts., 3/15/11 8              50,000         54,625
-----------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                        400,000        394,000
8% Sr. Nts., Series B, 10/15/09                             300,000        309,000
                                                                     --------------
                                                                         1,380,875

-----------------------------------------------------------------------------------
Household Products--0.5%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 6                 600,000        603,000
-----------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts.,
Series B, 11/15/07                                          300,000        274,500
-----------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05  500,000        475,000
-----------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub.
Nts., 7/1/08 5,6,7                                          400,000             --
                                                                     --------------
                                                                         1,352,500

-----------------------------------------------------------------------------------
Energy--2.4%
-----------------------------------------------------------------------------------
Energy Equipment & Services--0.7%
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts.,
Series B, 2/15/08 5,6,7                                     380,000         96,900
-----------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr.
Nts., 8/1/08                                                750,000        813,750
-----------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09        100,000        110,000
-----------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 9.875% Sr. Disc.
Nts., 2/15/08                                               700,000        738,500
                                                                     --------------
                                                                         1,759,150





                   10 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Oil & Gas--1.7%
Chesapeake Energy Corp.:
7.75% Sr. Unsec. Nts., 1/15/15                            $ 200,000  $     215,000
8.125% Sr. Unsec. Nts., 4/1/11                              300,000        325,500
-----------------------------------------------------------------------------------
El Paso Energy Partners LP:
8.50% Sr. Sub. Nts., 6/1/10 8                               150,000        162,375
10.625% Sr. Sub. Nts., 12/1/12 8                            200,000        231,000
-----------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                    200,000        209,000
-----------------------------------------------------------------------------------
Frontier Escrow Corp., 8% Sr. Nts., 4/15/13 8               100,000        104,000
-----------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09               600,000        669,000
-----------------------------------------------------------------------------------
Giant Industries, Inc., 11% Sr. Sub. Nts., 5/15/12          200,000        191,000
-----------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.50% Unsub.
Nts., 2/15/08                                               265,000        308,063
-----------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12      200,000        227,529
-----------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07  300,000        310,875
-----------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 8      500,000        560,000
-----------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07            535,000        555,731
-----------------------------------------------------------------------------------
Tesoro Petroleum Corp., 8% Sr. Sec. Nts., 4/15/08 8         100,000        104,000
-----------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub.
Nts., 11/1/11                                               200,000        219,000
-----------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                   100,000        110,500
                                                                     --------------
                                                                         4,502,573

-----------------------------------------------------------------------------------
Financials--2.8%
-----------------------------------------------------------------------------------
Banks--0.7%
Credit Suisse First Boston (USA), Inc., 6.125%
Nts., 11/15/11                                              596,000        648,293
-----------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub.
Nts., Series B, 9/30/08                                     800,000        364,000
-----------------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds,
Series A, 12/29/49 8,11                                     405,000        415,516
-----------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub.
Debs., 5/15/12 6                                            300,000        310,500
                                                                     --------------
                                                                         1,738,309

-----------------------------------------------------------------------------------
Diversified Financials--1.3%
AmeriCredit Corp., 9.875% Sr. Nts., 4/15/06                 300,000        270,000
-----------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12 6       200,000        219,000
-----------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12       185,000        214,877
-----------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09              400,000        162,000
-----------------------------------------------------------------------------------
Fuji JGB Investment LLC, 9.87% Non-Cum. Bonds,
Series A, 12/31/49 8,11                                     595,000        607,090
-----------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                   397,000        455,459
-----------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC, 8.79%
Bonds, 12/29/49 8,11                                        145,000        142,281
-----------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11            469,000        534,885
-----------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07     250,000        275,000
-----------------------------------------------------------------------------------
MBNA Corp., 6.125% Nts., 3/1/13                             425,000        443,910
                                                                     --------------
                                                                         3,324,502




                   11 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Real Estate--0.8%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07           $ 100,000  $      75,000
-----------------------------------------------------------------------------------
Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09       100,000        109,500
-----------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                   285,000        278,588
-----------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                   400,000        422,500
-----------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11 700,000        661,500
-----------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr.
Sec. Nts., Series B, 4/1/08                                 700,000        707,000
                                                                     --------------
                                                                         2,254,088

-----------------------------------------------------------------------------------
Health Care--2.6%
-----------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.2%
Fisher Scientific International, Inc., 8.125% Sr.
Sub. Nts., 5/1/12                                           200,000        216,000
-----------------------------------------------------------------------------------
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub.
Nts., 8/1/11                                                400,000        406,000
                                                                     --------------
                                                                           622,000

-----------------------------------------------------------------------------------
Health Care Providers & Services--2.3%
AmeriPath, Inc., 10.50% Sr. Sub. Nts., 4/1/13 8             100,000        106,500
-----------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25% Sr. Nts., 11/15/12 8         200,000        213,000
-----------------------------------------------------------------------------------
Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub.
Nts., 7/1/10                                                100,000         99,500
-----------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875%
Nts., 2/1/08                                                900,000        942,750
-----------------------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts., 6/1/12 7                    800,000        514,000
-----------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts.,
Series B, 8/15/12                                           200,000        186,000
-----------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Sub. Nts., 12/1/12 8            600,000        639,000
-----------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub.
Nts., 6/1/09                                                400,000        445,000
-----------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec.
Sub. Nts., 4/1/12                                           400,000        408,000
-----------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11            637,000        608,335
-----------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts.,
Series B, 5/1/09                                          1,500,000      1,638,750
-----------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12             200,000        216,000
                                                                     --------------
                                                                         6,016,835

-----------------------------------------------------------------------------------
Pharmaceuticals--0.1%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                  100,000        107,500
-----------------------------------------------------------------------------------
Industrials--5.1%
Aerospace & Defense--0.5%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub.
Nts., 5/15/11                                               200,000        219,000
-----------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11     200,000        140,000
-----------------------------------------------------------------------------------
Boeing Capital Corp., 5.80% Nts., 1/15/13                   185,000        190,502
-----------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub.
Nts., 12/15/10                                              125,000         135,625
-----------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Sub. Nts., 12/15/12 8            150,000        162,000
-----------------------------------------------------------------------------------
TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08             100,000        107,000
-----------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13 8                                  150,000        164,625
11% Sr. Sub. Nts., 2/15/13 8                                150,000        165,000
                                                                     --------------
                                                                         1,283,752





                   12 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Air Freight & Couriers--0.0%
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08 7                                 $ 200,000  $      43,000
9.375% Sr. Unsec. Nts., 11/15/06 7                          300,000         64,500
                                                                     --------------
                                                                           107,500

-----------------------------------------------------------------------------------
Airlines--0.4%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05 6    1,000,000        385,000
-----------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                     1,450,000        514,750
                                                                     --------------
                                                                           899,750

-----------------------------------------------------------------------------------
Building Products--0.3%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12    100,000        109,500
-----------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                    300,000        312,750
9.25% Sr. Nts., Series B, 3/15/07                           300,000        310,875
9.875% Sr. Unsec. Sub. Nts., 6/15/11                        100,000        104,500
                                                                     --------------
                                                                           837,625

-----------------------------------------------------------------------------------
Commercial Services & Supplies--2.0%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                    200,000        209,000
7.875% Sr. Unsec. Nts., Series B, 1/1/09                    600,000        622,500
8.50% Sr. Sub. Nts., 12/1/08                                500,000        542,500
8.875% Sr. Nts., Series B, 4/1/08                           500,000        542,500
9.25% Sr. Nts., 9/1/12 8                                    650,000        715,000
-----------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 5,7      400,000         96,000
-----------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09     300,000        273,750
-----------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts.,
Series B, 12/1/07 6                                         200,000         90,500
-----------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub.
Nts., 8/1/07 6                                              600,000        453,750
-----------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15           500,000        540,000
-----------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub.
Nts., 2/15/09                                               250,000        247,500
-----------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                 300,000        306,000
-----------------------------------------------------------------------------------
Moore North American Finance, Inc., 7.875% Sr.
Nts., 1/15/11 8                                             100,000        107,000
-----------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 6                           400,000        332,000
-----------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 5,6,7     50,000          2,938
-----------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09     100,000        108,000
-----------------------------------------------------------------------------------
Waste Management, Inc., 6.375% Sr. Nts., 11/15/12           111,000        123,210
                                                                     --------------
                                                                         5,312,148

-----------------------------------------------------------------------------------
Construction & Engineering--0.0%
URS Corp., 11.50% Sr. Nts., 9/15/09 8                       100,000        100,500
-----------------------------------------------------------------------------------
Industrial Conglomerates--0.3%
Great Lakes Dredge & Dock Corp., 10.25% Sr. Unsec.
Sub. Nts., 8/15/08                                          610,000        647,362
-----------------------------------------------------------------------------------
Machinery--1.1%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                    215,000        252,625
-----------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                   500,000        547,500





                   13 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Machinery Continued
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09 6                 $ 400,000  $     288,000
-----------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub.
Nts., 3/1/08                                                350,000        311,500
-----------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09 6                   100,000        107,500
-----------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub.
Nts., Series B, 6/15/07                                     500,000        422,500
-----------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                           400,000        438,000
-----------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                         300,000        313,500
9.25% Sr. Unsec. Sub. Nts., 7/15/11                         200,000        215,000
                                                                     --------------
                                                                         2,896,125

-----------------------------------------------------------------------------------
Marine--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                    300,000        326,250
-----------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority
Ship Mtg. Nts., 6/30/07 6,7                                 750,000        238,125
-----------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08               500,000        348,125
                                                                     --------------
                                                                           912,500

-----------------------------------------------------------------------------------
Road & Rail--0.1%
Kansas City Southern Railway Co. (The), 7.50%
Sr. Nts., 6/15/09                                           200,000        208,000
-----------------------------------------------------------------------------------
Information Technology--1.0%
-----------------------------------------------------------------------------------
Communications Equipment--0.1%
Orion Network Systems, Inc., 12.50% Sr. Disc.
Nts., 1/15/07                                             1,150,000        338,100
-----------------------------------------------------------------------------------
Computers & Peripherals--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09       400,000        431,500
-----------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.2%
ChipPAC International Co. Ltd., 12.75% Sr. Unsec.
Sub. Nts., Series B, 8/1/09 6                               200,000        225,000
-----------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 6  300,000        325,500
-----------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 5,6,7             800,000         20,000
                                                                     --------------
                                                                           570,500

-----------------------------------------------------------------------------------
Internet Software & Services--0.0%
Globix Corp., 11% Sr. Nts., 4/26/08 6                        59,016         42,196
-----------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 5,6,7 [EUR]                 500,000         20,228
11% Sr. Nts., 8/1/09 5,7                                    551,568         33,094
                                                                     --------------
                                                                            95,518

-----------------------------------------------------------------------------------
Semiconductor Equipment & Products--0.5%
AMI Semiconductor, Inc., 10.75% Sr. Sub. Nts., 2/1/13 8     300,000        327,000
-----------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub.
Nts., 2/15/08                                               300,000        321,750
-----------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Unsec.
Nts., 10/1/07                                               500,000        530,000
                                                                     --------------
                                                                         1,178,750

-----------------------------------------------------------------------------------
Materials--4.4%
-----------------------------------------------------------------------------------
Chemicals--1.0%
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09       200,000        198,265
-----------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp., 10.625%
Sr. Nts., 5/1/11 8                                          200,000        212,500



                   14 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Chemicals Continued
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon
Sr. Unsec. Disc. Nts., 13.08%, 12/31/09 1                 $ 300,000  $     118,500
-----------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09         200,000        218,000
-----------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09         200,000        206,000
-----------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                   200,000        205,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                      100,000        103,500
9.875% Sec. Nts., Series B, 5/1/07                          400,000        414,000
-----------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11               200,000        172,000
-----------------------------------------------------------------------------------
Pioneer Cos., Inc., 4.79% Sr. Sec. Nts., 12/31/06 6,11       29,145         23,170
-----------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 6                               191,746        172,572
11.25% Sr. Sub. Nts., 8/15/06 5,7                           200,000             --
-----------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 6        468,000        470,340
                                                                     --------------
                                                                         2,513,847

-----------------------------------------------------------------------------------
Containers & Packaging--1.8%
Ball Corp.:
6.875% Sr. Unsec. Nts., 12/15/12 8                          150,000        158,625
7.75% Sr. Unsec. Nts., 8/1/06                               300,000        321,750
8.25% Sr. Unsec. Sub. Nts., 8/1/08                          400,000        422,000
-----------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12          200,000        211,000
-----------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12     450,000        491,625
-----------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.75% Sr. Sec. Nts., 11/15/12                               500,000        536,250
8.875% Sr. Sec. Nts., 2/15/09                               900,000        969,750
-----------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec.
Sub. Nts., 4/1/09                                           300,000        327,000
-----------------------------------------------------------------------------------
Riverwood International Corp., 10.875% Sr.
Sub. Nts., 4/1/08                                           400,000        415,000
-----------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                               250,000        278,750
9.75% Sr. Unsec. Nts., 2/1/11                               400,000        451,000
-----------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12          250,000        258,750
                                                                     --------------
                                                                         4,841,500

-----------------------------------------------------------------------------------
Metals & Mining--1.3%
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08         400,000        416,000
-----------------------------------------------------------------------------------
Great Lakes Carbon Corp., 7.94% Sr. Sub. Nts.,
Series B, 5/15/08                                           223,000        183,975
-----------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 6     400,000        422,000
-----------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06 5,6,7                  500,000        317,500
12.75% Sr. Sub. Nts., 2/1/04 5,6,7                          500,000         20,000
-----------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                      200,000        119,000
-----------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds,
Series D, 3/1/09 5,7                                        242,640        163,782
-----------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09             200,000        191,000
-----------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts.,
Series B, 5/15/08                                           484,000        508,805
-----------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Nts., 3/15/13 8            200,000        209,000

                   15 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Metals & Mining Continued
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09             $ 200,000  $     218,000
-----------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                100,000         94,000
-----------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08            400,000        436,000
                                                                     --------------
                                                                         3,299,062

-----------------------------------------------------------------------------------
Paper & Forest Products--0.3%
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                             500,000        497,500
9.375% Sr. Nts., 2/1/13 8                                   400,000        442,000
                                                                     --------------
                                                                           939,500

-----------------------------------------------------------------------------------
Telecommunication Services--4.4%
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--1.2%
American Tower Escrow Corp., Units (each unit
consists of $1,000 zero coupon sr. sub. disc. nts.,
8/1/08 and one warrant to purchase 14.0953
shares of common stock at $0.01 per share) 8,12             400,000        282,000
-----------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 5,6,7             258,544          3,878
-----------------------------------------------------------------------------------
Concentric Network Corp., Escrow Shares, 12/15/07 5,7       495,000             --
-----------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub.
Nts., 6/15/10                                               185,000        223,359
-----------------------------------------------------------------------------------
Dex Media East LLC, 9.875% Sr. Nts., 11/15/09 8             100,000        115,000
-----------------------------------------------------------------------------------
DirecTV Holdings LLC, 8.375% Sr. Nts., 3/15/13 8            400,000        450,000
-----------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Unsec. Nts.,
Series B, 1/15/10 5,6,7                                      75,000          4,875
-----------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts.,
Series B, 3/1/09 5,6,7,9                                    100,000         32,500
-----------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09       250,000        261,250
-----------------------------------------------------------------------------------
Level 3 Communications, Inc., 0%/10.50% Sr. Disc.
Nts., 12/1/08 9                                             400,000        290,000
-----------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts.,
Series B, 11/15/08 5,6,7                                    200,000          7,750
-----------------------------------------------------------------------------------
Nextlink Communications, Inc.:
Escrow Shares, 11/15/08 5,7                                 200,000             --
Escrow Shares, 3/15/08 5,7                                  250,000             --
Escrow Shares, 6/1/09 5,7                                   200,000             --
-----------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875%
Nts., 2/15/10 5,6,7                                         200,000         30,000
-----------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 8                         200,000        220,000
-----------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                   596,000        655,600
-----------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 5,6,7              200,000             --
-----------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.375% Sr. Nts., 9/1/12       555,000        659,597
-----------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 5,6,7           195,000             --
                                                                     --------------
                                                                         3,235,809

-----------------------------------------------------------------------------------
Wireless Telecommunication Services--3.2%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11      200,000        133,000
-----------------------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 6,7  600,000        159,000
-----------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec.
Nts., 5/1/07                                                596,000        673,188
-----------------------------------------------------------------------------------
CellNet Data Systems, Inc., 14% Sr. Unsec. Disc.
Nts., 10/1/07 5,6,7                                         554,000             --
-----------------------------------------------------------------------------------



                   16 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Wireless Telecommunication Services Continued
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11 9                      $ 550,000  $     492,250
10.625% Sr. Unsec. Disc. Nts., 11/15/07                     800,000        830,000
10.75% Sr. Nts., 8/1/11                                     200,000        207,000
-----------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 5,6,7,9            200,000         23,000
12.50% Sr. Nts., 4/15/10 5,6,7                              400,000         58,000
-----------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec.
Nts., 11/15/09                                            2,000,000      2,170,000
-----------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09 8                 200,000        225,000
-----------------------------------------------------------------------------------
Orbcomm Global LP, Escrow Shares, 8/15/04 5,7               175,000             --
-----------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts.,
Series B, 5/15/08                                           600,000        525,000
-----------------------------------------------------------------------------------
SBA Communications Corp., 12% Sr. Unsec. Disc.
Nts., 3/1/08                                                800,000        724,000
-----------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09 9            122,000        125,660
10.625% Sr. Unsec. Sub. Nts., 7/15/10 2                     505,000        603,475
-----------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09 2,9           763,000        785,890
10.375% Sr. Sub. Nts., 1/15/11                              342,000        410,400
-----------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Unsec. Sub. Nts., 11/15/11      100,000         93,500
-----------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
Series B, 11/1/09 9                                         500,000         97,500
                                                                     --------------
                                                                         8,335,863

-----------------------------------------------------------------------------------
Utilities--2.1%
-----------------------------------------------------------------------------------
Electric Utilities--1.8%
AES Corp. (The), 8.75% Sr. Unsec. Unsub. Nts., 6/15/08      250,000        242,500
-----------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts.,
Series B, 12/15/09                                          464,074        484,957
-----------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11             1,400,000      1,029,000
-----------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07          900,000        940,500
-----------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08         200,000        185,000
-----------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds,
Series B, 12/30/11                                          478,000        470,132
-----------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                          611,000        675,870
-----------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec.
Nts., 5/1/11                                                600,000        441,000
-----------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07         275,000        304,906
                                                                     --------------
                                                                         4,773,865

-----------------------------------------------------------------------------------
Gas Utilities--0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts., Series B, 5/20/11                   200,000        217,000
-----------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10    232,000        281,052
-----------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.125% Nts., 9/1/11              100,000         95,000
                                                                     --------------
                                                                           593,052

-----------------------------------------------------------------------------------
Multi-Utilities--0.1%
Consumers Energy Co., 7.375% Nts., 9/15/23                  200,000        210,000
                                                                     --------------
                                                                       105,293,661





                   17 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
Preferred Stocks--0.6%
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.     4,000  $     229,000
-----------------------------------------------------------------------------------
Dobson Communications Corp., 12.25% Sr. Exchangeable,
Non-Vtg. 10                                                       1            872
-----------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 5,6,10                                                 249             25
-----------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 5,6                                        4,000        129,000
-----------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable,
Non-Vtg. 5,6,10                                               4,210             --
-----------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable,
Series B 5,10                                                     3            247
-----------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
Exchangeable, Non-Vtg. 5,6,10,13                              3,031             --
-----------------------------------------------------------------------------------
NTL Europe, Inc., 10% Nts., Series A, Non-Vtg. 5,6                4             --
-----------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
Non-Vtg. 10                                                      34        313,650
-----------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 10       115         48,588
-----------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A 6                                                    5,750        806,438
                                                                     --------------
                                                                         1,527,820

                                                          Principal
                                                             Amount
-----------------------------------------------------------------------------------
Structured Notes--0.1%
Swiss Re Capital Markets Corp./Fujiyama Ltd.,
Catastrophe Linked Nts., 5.405%, 5/16/05 8,11             $ 250,000        250,570
                                                                     --------------
Total Corporate Sector (Cost $114,194,304)                             107,297,767

                                                              Units
-----------------------------------------------------------------------------------
Convertible Sector--0.5%
-----------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.5%
Chesapeake Energy Corp. Wts., Exp. 9/1/04 5                   1,936             --
-----------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,6                           300              3
-----------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,6                600              6
-----------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,6          800             --
-----------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 5,6             700              7
-----------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07 5,6                            400              4
-----------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 5,6                      1,000             50
-----------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 5,6               4,125             41
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 5,6                                              6,035              6
Exp. 5/16/06 5,6                                                  9             --
-----------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 5,6                            720              7
-----------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08 5,6               920              9
-----------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 5,6        400              4
-----------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,6        400             --
-----------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 5,6        975             10
-----------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 5,6              700              7
-----------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc. All Country Asia Free
(except for Japan) Provisional Index Wts., Exp. 6/5/03 5     91,275        767,970



                   18 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                      Market Value
                                                              Units     See Note 1
-----------------------------------------------------------------------------------
Rights, Warrants and Certificates Continued
Morgan Stanley Capital I, Inc. All Country Asia Free
(except for Japan) Wts.,
Exp. 3/4/05 5                                                58,900  $     565,210
-----------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,6                             500            187
-----------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                    6,738          7,412
-----------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 5,6                   6,400             --
-----------------------------------------------------------------------------------
Republic Technologies International LLC Wts.,
Exp. 7/15/09 5,6                                                200              2
-----------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/31/07 5                  395             --
-----------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 5,6             500              8
                                                                     --------------
Total Convertible Sector (Cost $1,584,810)                               1,340,943

                                                             Shares
-----------------------------------------------------------------------------------
International Sector--30.6%
-----------------------------------------------------------------------------------
Common Stocks--0.0%
COLT Telecom Group plc, ADR 5                                 7,020         20,632
-----------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 5,6                               763            877
                                                                     --------------
                                                                            21,509

                                                          Principal
                                                             Amount
-----------------------------------------------------------------------------------
Corporate Bonds and Notes--4.9%
-----------------------------------------------------------------------------------
Consumer Discretionary--0.8%
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.3%
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                  $ 600,000        630,000
-----------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub.
Nts., 2/2/11                                                200,000        204,000
                                                                     --------------
                                                                           834,000

-----------------------------------------------------------------------------------
Media--0.5%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec.
Nts., 7/15/09                                               596,000        680,448
-----------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12      200,000        216,000
-----------------------------------------------------------------------------------
United Pan-Europe Communications NV, 0%/13.75%
Sr. Unsec. Disc. Nts., Series B, 2/1/10 5,7,9             1,000,000        101,250
-----------------------------------------------------------------------------------
Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10 8             300,000        338,250
                                                                     --------------
                                                                         1,335,948

-----------------------------------------------------------------------------------
Consumer Staples--0.3%
-----------------------------------------------------------------------------------
Food Products--0.3%
United Biscuits Finance plc, 10.75% Sr. Sub. Nts.,
4/15/11 6 [GBP]                                             500,000        907,007
-----------------------------------------------------------------------------------
Energy--1.4%
-----------------------------------------------------------------------------------
Energy Equipment & Services--0.6%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08         1,200,000      1,086,000
-----------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.125% Unsub. Nts.,
10/18/06 8                                                  560,000        631,503
                                                                     --------------
                                                                         1,717,503

-----------------------------------------------------------------------------------
Oil & Gas--0.8%
Petroleos Mexicanos, 9.375% Sr. Unsec. Bonds, 12/2/08       300,000        360,750


                   19 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Oil & Gas Continued
Petroliam Nasional Berhad, 7.625% Unsec. Unsub.
Bonds, 10/15/26                                        $    325,000  $     347,512
-----------------------------------------------------------------------------------
Petronas Capital Ltd.:
7.875% Nts., 5/22/22                                        960,000      1,065,330
7.875% Nts., 5/22/22 8                                      210,000        231,985
                                                                     --------------
                                                                         2,005,577

-----------------------------------------------------------------------------------
Financials--0.3%
-----------------------------------------------------------------------------------
Banks--0.3%
Chohung Bank, 11.875% Sub. Nts., 4/1/10 11                  175,000        201,837
-----------------------------------------------------------------------------------
Hanvit Bank, 12.75% Unsec. Sub. Nts., 3/1/10 11             465,000        529,836
                                                                     --------------
                                                                           731,673

-----------------------------------------------------------------------------------
Industrials--0.6%
-----------------------------------------------------------------------------------
Industrial Conglomerates--0.5%
Tyco International Group SA, 6.375% Nts., 10/15/11        1,300,000      1,287,000
-----------------------------------------------------------------------------------
Marine--0.0%
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts.,
12/31/07 8                                                  157,785         60,353
-----------------------------------------------------------------------------------
Road & Rail--0.1%
Stena AB, 9.625% Sr. Nts., 12/1/12                          150,000        165,750
-----------------------------------------------------------------------------------
Information Technology--0.3%
-----------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.3%
Flextronics International Ltd., 9.875% Sr. Unsec. Sub.
Nts., 7/1/10                                                600,000        675,000
-----------------------------------------------------------------------------------
Materials--0.5%
-----------------------------------------------------------------------------------
Chemicals--0.0%
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08            87,434         73,007
-----------------------------------------------------------------------------------
Containers & Packaging--0.2%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11 8                               300,000        321,000
10.875% Sr. Sec. Nts., 3/1/13 8                             100,000        108,250
-----------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12 8            200,000        218,000
                                                                     --------------
                                                                           647,250

-----------------------------------------------------------------------------------
Paper & Forest Products--0.3%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10              225,000        255,038
-----------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec. Nts.,
7/15/07 6                                                   250,000        280,000
-----------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 5,6,7        750,000        153,750
                                                                     --------------
                                                                           688,788

-----------------------------------------------------------------------------------
Telecommunication Services--0.7%
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--0.7%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 5,6,7 [EUR]  600,000             67
-----------------------------------------------------------------------------------
France Telecom SA, 9.25% Sr. Unsec. Nts., 3/1/11            630,000        771,805
-----------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 5,6,7,9                    100,000         20,500
0%/9.875% Sr. Disc. Nts., 4/15/09 5,6,7,9 [GBP]             200,000         57,537
11.25% Sr. Nts., 11/1/08 5,7                                700,000        164,500



                   20 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Diversified Telecommunication Services Continued
Telus Corp., 7.50% Nts., 6/1/07                           $ 596,000  $     664,540
                                                                     --------------
                                                                         1,678,949

-----------------------------------------------------------------------------------
Wireless Telecommunication Services--0.0%
Microcell Telecommunications, Inc., 0%/12% Sr. Unsec.
Disc. Nts., 6/1/09 5,6,7,9                                  300,000         13,500
-----------------------------------------------------------------------------------
Utilities--0.0%
-----------------------------------------------------------------------------------
Electric Utilities--0.0%
AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts.,
Series B, 12/31/20 6                                        100,000         62,500
                                                                     --------------
                                                                        12,883,805

-----------------------------------------------------------------------------------
Foreign Government Obligations--22.4%
-----------------------------------------------------------------------------------
Argentina--0.2%
Argentina (Republic of) Bonds:
11.75%, 6/15/15 5,7                                          55,000         16,500
Series PR12, 2%, 1/3/16 6 [ARP]                              20,000          3,898
-----------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6.017%, 3/31/23 7        235,000        111,772
-----------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, Series 2018,
3.063%, 6/19/18 5,7                                           5,306          1,475
-----------------------------------------------------------------------------------
Argentina (Republic of) Unsub. Bonds, Series 2031, 2.79%,
6/19/31 5,7                                                 981,560        267,475
-----------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion
de Deudas, Series PBA1, 3.257%, 4/1/07 5,6,7 [ARP]           75,660         29,439
-----------------------------------------------------------------------------------
JPMorgan Chase Bank, Argentina (Republic of) Treasury
Bills, 2/28/04 6 [ARP]                                       25,000          8,323
                                                                     --------------
                                                                           438,882

-----------------------------------------------------------------------------------
Austria--0.8%
Austria (Republic of) Bonds, Series 98-1, 5%,
1/15/08 [EUR]                                               690,000        825,483
-----------------------------------------------------------------------------------
Austria (Republic of) Nts.:
Series 98-3, 3.90%, 10/20/05 [EUR]                          110,000        126,600
5.50%, 10/20/07 [EUR]                                       543,000        664,048
-----------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1,
5%, 7/15/12 [EUR]                                           377,000        451,271
                                                                     --------------
                                                                         2,067,402

-----------------------------------------------------------------------------------
Belgium--1.5%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                           360,000        429,642
Series 19, 6.50%, 3/31/05 [EUR]                             730,000        874,396
Series 26, 6.25%, 3/28/07 [EUR]                           1,985,000      2,466,471
                                                                     --------------
                                                                         3,770,509

-----------------------------------------------------------------------------------
Brazil--1.5%
Brazil (Federal Republic of) Bonds, 8.875%, 4/15/24       1,154,000        868,385
-----------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds,
Series 20 yr., 8%, 4/15/14                                  363,266        321,037
-----------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Conversion Bonds,
Series 18 yr., 2.188%, 4/15/12 11                           755,000        561,531
-----------------------------------------------------------------------------------
Brazil (Federal Republic of) Disc. Bonds, 2.563%,
4/15/24 11                                                  930,000        671,925

                   21 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Brazil Continued
Brazil (Federal Republic of) Unsec. Unsub. Bonds,
11%, 8/17/39                                           $  1,595,000  $   1,395,625
                                                                     --------------
                                                                         3,818,503

-----------------------------------------------------------------------------------
Bulgaria--0.2%
Bulgaria (Republic of) Interest Arrears Debs.,
Series PDI, 2.188%, 7/28/11 11                              635,520        600,566
-----------------------------------------------------------------------------------
Canada--0.4%
Canada (Government of) Bonds:
5.50%, 6/1/10 [CAD]                                         663,000        484,860
6%, 6/1/11 [CAD]                                            660,000        496,628
                                                                     --------------
                                                                           981,488

-----------------------------------------------------------------------------------
Chile--0.2%
Chile (Republic of) Nts., 7.125%, 1/11/12                   505,000        574,740
-----------------------------------------------------------------------------------
Colombia--0.3%
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%,
2/15/27                                                     910,000        841,750
-----------------------------------------------------------------------------------
Denmark--0.2%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]              3,560,000        545,774
-----------------------------------------------------------------------------------
Dominican Republic--0.1%
Dominican (Republic of) Unsec. Unsub. Bonds,
9.50%, 9/27/06                                              193,000        204,580
-----------------------------------------------------------------------------------
Ecuador--0.6%
Ecuador (Republic of) Unsec. Bonds, 6%, 8/15/30 11        2,482,000      1,551,250
-----------------------------------------------------------------------------------
El Salvador--0.2%
El Salvador (Republic of) Bonds:
7.75%, 1/24/23 8                                            200,000        213,000
7.75%, 1/24/23 8                                             70,000         74,550
8.25%, 4/10/32                                              170,000        171,912
-----------------------------------------------------------------------------------
El Salvador (Republic of) Unsec. Nts., 8.50%, 7/25/11 8     120,000        132,600
                                                                     --------------
                                                                           592,062

-----------------------------------------------------------------------------------
France--0.7%
France (Government of) Obligations Assimilables du
Tresor Bonds, 5%, 4/25/12 [EUR]                             840,000      1,001,842
-----------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3.50%, 1/12/05 [EUR]                                        655,000        744,211
3.75%, 1/12/07 [EUR]                                        165,000        189,056
                                                                     --------------
                                                                         1,935,109

-----------------------------------------------------------------------------------
Germany--2.9%
Germany (Republic of) Bonds:
5.375%, 1/4/10 [EUR]                                        765,000        935,785
Series 01, 5%, 7/4/11 [EUR]                               2,105,000      2,513,623
Series 139, 4%, 2/16/07 [EUR]                             1,905,000      2,195,074
Series 140, 4.50%, 8/17/07 [EUR]                          1,685,000      1,975,423
                                                                     --------------
                                                                         7,619,905

-----------------------------------------------------------------------------------
Great Britain--0.4%
United Kingdom Treasury Nts., 7.50%, 12/7/06 [GBP]          605,000      1,085,682



                   22 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Greece--0.6%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                        740,000  $     831,080
5.35%, 5/18/11 [EUR]                                        650,000        789,340
                                                                     --------------
                                                                         1,620,420

-----------------------------------------------------------------------------------
Guatemala--0.1%
Guatemala (Republic of) Nts.:
8.50%, 8/3/07 6                                              15,000         16,275
10.25%, 11/8/11                                             115,000        131,388
10.25%, 11/8/11 8                                           170,000        194,225
                                                                     --------------
                                                                           341,888

-----------------------------------------------------------------------------------
Hungary--0.7%
Hungary (Government of) Bonds:
Series 05/I, 8.50%, 10/12/05 [HUF]                      280,000,000      1,330,131
Series 13/D, 6.75%, 2/12/13 [HUF]                       102,000,000        481,739
                                                                     --------------
                                                                         1,811,870

-----------------------------------------------------------------------------------
Italy--0.8%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro
Poliennali:
5%, 10/15/07 [EUR]                                          975,000      1,168,701
5.25%, 8/1/11 [EUR]                                         730,000        886,535
                                                                     --------------
                                                                         2,055,236

-----------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds,
1.90%, 3/29/18 6 [FRF]                                    3,857,000        111,555
-----------------------------------------------------------------------------------
Japan--1.4%
Japan (Government of) Bonds:
2 yr., Series 189, 0.10%, 10/20/03 [JPY]                 36,000,000        301,982
2 yr., Series 197, 0.10%, 6/21/04 [JPY]                 162,000,000      1,359,586
4 yr., Series 58, 0.80%, 12/22/03 [JPY]                  72,000,000        606,730
6 yr., Series 27, 1%, 9/20/04 [JPY]                     136,450,000      1,159,436
10 yr., Series 172, 4.20%, 9/20/04 [JPY]                 23,950,000        210,501
                                                                     --------------
                                                                         3,638,235

-----------------------------------------------------------------------------------
Mexico--1.4%
United Mexican States Bonds:
11.375%, 9/15/16                                             45,000         64,462
Series M5C, 10.50%, 8/24/06 [MXN]                         1,460,000        153,083
-----------------------------------------------------------------------------------
United Mexican States Collateralized Fixed Rate Par
Bonds, Series MI10, 9%, 12/20/12                          6,721,000        657,301
-----------------------------------------------------------------------------------
United Mexican States Nts.:
7.50%, 1/14/12                                              535,000        604,684
8.125%, 12/30/19                                          1,145,000      1,294,995
8.375%, 1/14/11                                             520,000        621,400
Series A, 9.875%, 2/1/10                                    280,000        357,420
                                                                     --------------
                                                                         3,753,345

-----------------------------------------------------------------------------------
New Zealand--0.6%
New Zealand (Government of) Bonds, Series 205,
6.50%, 2/15/05 [NZD]                                      2,925,000      1,673,065



                   23 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Nigeria--0.1%
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                              $    168,188  $     135,050
-----------------------------------------------------------------------------------
Norway--0.5%
Norway (Kingdom of) Treasury Bills, Zero Coupon,
Series NS76, 4.87%, 6/18/03 1 [NOK]                       9,885,000      1,404,394
-----------------------------------------------------------------------------------
Philippines--0.8%
Philippines (Republic of) Bonds, 9.375%, 1/18/17            500,000        535,000
-----------------------------------------------------------------------------------
Philippines (Republic of) Nts., 10.625%, 3/16/25            370,000        400,525
Philippines (Republic of) Unsec. Bonds:
8.875%, 4/15/08                                             240,000        257,700
9.875%, 1/15/19                                             945,000        985,163
                                                                     --------------
                                                                         2,178,388

-----------------------------------------------------------------------------------
Portugal--0.5%
Portugal (Republic of) Obrig Do Tes Medio Prazo
Unsec. Bonds, 5.375%, 6/23/08 [EUR]                         660,000        807,601
-----------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo
Unsec. Unsub. Bonds, 5.85%, 5/20/10 [EUR]                   335,000        421,226
                                                                     --------------
                                                                         1,228,827

-----------------------------------------------------------------------------------
Russia--1.5%
Deutsche Bank AG, OAO Gazprom Loan Participation Nts.,
9.10%, 12/17/03                                             930,000        944,880
-----------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06     30,000         28,866
-----------------------------------------------------------------------------------
Russia (Government of), 0%/7.50% Unsec. Unsub. Bonds,
3/31/30 8,9                                               1,010,000        915,312
-----------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 11            2,224,750      2,012,704
                                                                     --------------
                                                                         3,901,762

-----------------------------------------------------------------------------------
South Africa--0.4%
South Africa (Republic of) Unsec. Nts.:
7.375%, 4/25/12                                             205,000        231,394
8.50%, 6/23/17                                              610,000        730,475
                                                                     --------------
                                                                           961,869

-----------------------------------------------------------------------------------
Sweden--0.2%
Sweden (Kingdom of) Debs., Series 1040, 6.50%,
5/5/08 [SEK]                                              2,850,000        385,113
-----------------------------------------------------------------------------------
The Netherlands--1.3%
The Netherlands (Government of) Bonds:
4%, 7/15/05 [EUR]                                           140,000        160,912
5%, 7/15/11 [EUR]                                         1,378,000      1,649,188
Series 1, 5.75%, 2/15/07 [EUR]                            1,195,000      1,460,981
                                                                     --------------
                                                                         3,271,081

-----------------------------------------------------------------------------------
Trinidad & Tobago--0.1%
Trinidad & Tobago (Republic of) Nts., 9.875%, 10/1/09 6     230,000        289,225
-----------------------------------------------------------------------------------
Turkey--1.0%
Turkey (Republic of) Bonds, 11.75%, 6/15/10               1,055,000      1,068,187
-----------------------------------------------------------------------------------
Turkey (Republic of) Nts., 10.50%, 1/13/08                  380,000        384,750
-----------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts.,
11.875%, 1/15/30                                            240,000        244,800
-----------------------------------------------------------------------------------

                   24 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Turkey Continued
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%,
6/15/09                                                   $ 765,000  $     806,119
                                                                     --------------
                                                                         2,503,856

-----------------------------------------------------------------------------------
Ukraine--0.2%
Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07         567,469        633,437
                                                                     --------------
                                                                        58,526,818

-----------------------------------------------------------------------------------
Loan Participations--0.7%
Algeria (Republic of) Loan Participation Nts.,
2.188%, 3/4/10 6,11                                         334,833        315,790
-----------------------------------------------------------------------------------
Deutsche Bank AG, Indonesian Rupiah Loan Participation Nts.:
2.636%, 12/14/13                                            525,000        320,250
2.636%, 5/21/04 6                                           835,000        668,000
2.636%, 3/25/05                                             440,000        330,000
-----------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 2.188%, 1/1/09 6,11                              263,077        248,936
                                                                     --------------
                                                                         1,882,976


                                          Date    Strike  Contracts
-----------------------------------------------------------------------------------
Options Purchased--0.0%
Venezuela (Republic of) Debs.,
Series DL, 2.312%, 12/18/07 Put 5,6    6/10/03    73.375%       324          5,505


                                                             Shares
-----------------------------------------------------------------------------------
Preferred Stocks--0.0%
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv.,
Series A 5,6,10                                               8,102         16,204

                                                              Units
-----------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Mexico Value Rts., Exp. 6/30/03 5,6                          28,538             12
-----------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts.,
Exp. 6/1/06 5,8                                               2,800            669
-----------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 5,6                              539            270
                                                                     --------------
                                                                               951

                                                          Principal
                                                             Amount
-----------------------------------------------------------------------------------
Structured Notes--2.6%
Citigroup Global Capital Markets Holdings, Inc.,
Zero Coupon Brazilian Real Linked Nts., 23.18%,
5/20/04 1 [BRR]                                             290,307         78,408
-----------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Nassau Branch),
U.S. Dollar/Philippine Peso Linked Nts., 12.50%,
3/5/12 11 [PHP]                                           32,130,000       552,593
-----------------------------------------------------------------------------------
Credit Suisse First Boston International, U.S.
Dollar/South African Rand Linked Nts., Series FBi 43,
1.196%, 5/23/22 11                                          540,000        527,040
-----------------------------------------------------------------------------------
Deutsche Bank AG:
Mexican Peso Linked Nts., 1.09%, 4/9/12 11                  722,940        748,677
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 549,138        611,740
Deposit Linked Nts. to Basket Emerging Market
Currencies, 0.98%, 9/24/03                                1,140,000      1,193,238
Indonesian Rupiah Linked Nts., 14%, 6/22/09                 255,000        280,092
Turkey Treasury Bill Linked Nts., 55.96%, 4/28/04 1         475,198        310,884
Brazilian Real Linked Nts., 4.30%, 4/15/04                  285,000        312,958

                   25 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Structured Notes Continued
JPMorgan Chase Bank, South African Rand Certificate
of Deposit, 1.086%, 6/20/03 [ZAR]                         4,824,366     $  758,030
-----------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.:
Chilean Peso Unsec. Linked Nts., 0.78%, 6/20/03 [CLP]   210,843,000        298,011
Mexican Nuevo Peso Index Linked Nts., 0.85%,
5/6/03 [MXN]                                              7,327,121        709,931
-----------------------------------------------------------------------------------
Standard Chartered Bank, South African Rand Linked
Nts., 13.287%, 7/24/03 [ZAR]                              2,151,893        295,816
                                                                     --------------
                                                                         6,677,418
                                                                     --------------
Total International Sector (Cost $77,462,847)                           80,015,186

-----------------------------------------------------------------------------------
Asset-Backed Sector--54.0%
-----------------------------------------------------------------------------------
Asset-Backed Securities--4.1%
-----------------------------------------------------------------------------------
Auto Loan--1.1%
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2003-A, Cl. A2, 1.45%, 11/25/05                      550,000        550,000
-----------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Installment
Sales, Series 2003-A, Cl. A2A, 1.62%, 8/15/05               450,000        451,056
-----------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivables Obligations, Series 2003-1, Cl. A2, 1.46%,
9/19/05                                                     490,000        490,681
-----------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Auto Receivable
Nts., Series 2003-A, Cl. A2, 1.45%, 5/16/05 6               700,000        700,741
-----------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mortgage-Backed Obligations, Series 2003-A, Cl. A2,
1.28%, 8/15/05                                              770,000        769,883
                                                                     --------------
                                                                         2,962,361

-----------------------------------------------------------------------------------
Credit Card--0.4%
Consumer Credit Reference Index Securities Program,
Credit Card Asset-Backed Certificates, Series 2002-B,
Cl. FX, 10.421%, 3/22/07 6                                1,000,000      1,043,280
-----------------------------------------------------------------------------------
Home Equity Loan--1.8%
Centex Home Equity Co. LLC, Home Equity Loan
Asset-Backed Certificates, Series 2003-A, Cl. AF1,
1.836%, 10/25/17                                            177,928        177,771
-----------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations, Series 2003-1,
Cl. AF1, 1.94%, 1/25/33 6                                   461,063        461,160
-----------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity
Loan Pass-Through Certificates, Series 2001-D,
Cl. M2, 3.06%, 11/15/32 6,11                              2,400,000      2,326,985
-----------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust,
Real Estate Mtg. Investment Conduit Participation
Certificates, Series 2000-1, Cl. B, 2.97%,
6/20/05 6,11                                              1,000,000        986,875
-----------------------------------------------------------------------------------
Residential Funding Mortgage Securities II, Inc.,
Home Equity Loan Pass-Through Certificates,
Series 2003-HS1, Cl. AI2, 1.422%, 1/25/33 6,11              667,026        666,934
                                                                     --------------
                                                                         4,619,725

-----------------------------------------------------------------------------------
Manufactured Housing--0.8%
Lehman ABS Manufactured Housing Contract, Commercial
Mtg. Pass-Through Certificates, Series 2001-B, Cl. A4,
5.27%, 9/15/18                                            2,000,000      2,103,481
                                                                     --------------
                                                                        10,728,847

                   26 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Government Agency--45.1%
-----------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--44.9%
FHLMC Structured Pass-Through Securities,
Collateralized Mtg. Obligations:
Series H002, Cl. A2, 1.861%, 12/15/06                     $ 579,893  $     579,078
Series H003, Cl. A2, 1.88%, 1/15/07                         730,000        733,728
Series H006, Cl. A1, 1.724%, 4/15/08 6                      410,000        410,000
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 12%, 5/1/10-6/1/15        259,811        302,710
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2054, Cl. TE, 6.25%, 4/15/24                           9,744          9,745
Series 2430, Cl. ND, 6.50%, 1/15/31                       5,000,000      5,253,198
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security, Series 208, Cl. IO,
(45.045)%, 6/1/30 14                                      1,212,431        138,293
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Multiclass Mtg.
Participation Certificates, Series 1331, Cl. Z,
8%, 4/15/07                                                 215,305        216,811
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 5/25/33 15                                           80,182,000     83,464,491
6.50%, 5/25/33 15                                         4,104,000      4,288,680
6.50%, 1/1/29 2                                           4,296,673      4,494,842
7%, 9/1/29-12/1/29                                          754,078        797,603
7%, 5/25/33-6/25/33 15                                   14,340,000     15,153,976
7.50%, 6/1/10-9/1/29                                        857,741        916,138
8.50%, 7/1/32                                               133,294        143,820
11%, 7/1/16                                                 117,936        136,273
13%, 6/1/15                                                 252,887        301,385
                                                                     --------------
                                                                       117,340,771

-----------------------------------------------------------------------------------
GNMA/Guaranteed--0.2%
Government National Mortgage Assn.:
5.75%, 7/20/27                                               45,717         46,698
7%, 1/15/28-3/15/28                                         203,047        215,802
11%, 10/20/19                                                86,576        100,705
12%, 11/20/13-9/20/15                                        86,593        102,319
                                                                     --------------
                                                                           465,524
                                                                     --------------
                                                                       117,806,295

-----------------------------------------------------------------------------------
Private--4.8%
-----------------------------------------------------------------------------------
Commercial--4.1%
Asset Securitization Corp., Commercial Mtg.
Pass-Through Certificates:
Series 1996-D2, Cl. A3, 7.041%, 2/14/29 11                3,000,000      3,206,664
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                  1,500,000      1,548,006
Series 1997-D4, Cl. B2, 7.525%, 4/14/29                   2,000,000      1,663,750
-----------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates,
Series 1997-CTL1, 10.959%, 6/22/24 6,14                   9,459,504        313,346
-----------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only
Stripped Mtg.-Backed Security, Series 1996-C1,
Cl. X-2, 55.668%, 12/25/20 6,14                           2,638,580            412
-----------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Interest-Only Stripped Mtg.-Backed Security
Pass-Through Certificates, Series 1997-C1, Cl. X,
8.538%, 7/15/27 14                                        2,809,442        158,251

                   27 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Commercial Continued
GMAC Commercial Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 1998-C1, Cl. F,
7.081%, 5/15/30 11                                       $2,000,000  $   1,858,431
-----------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-MC2, Cl. F,
5.75%, 12/21/26                                           1,600,000      1,536,125
-----------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                     380,000        447,497
                                                                     --------------
                                                                        10,732,482

-----------------------------------------------------------------------------------
Residential--0.7%
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2001-GE4, Cl. A, 8.307%, 10/25/30 11    541,153        552,145
-----------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc.,
Commercial Mtg. Pass-Through Certificates, Series 1996-B,
Cl. 1, 6.837%, 4/25/26 6,11                                 544,620        452,034
-----------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg. Obligations, Pass-Through
Certificates, Series 2002-AR19, Cl. A1, 1.77%,
1/25/33 11                                                  572,877        573,101
-----------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust,
Collateralized Mtg. Obligations, Series 2003-A, Cl. A1,
1.79%, 2/25/33 6                                            282,874        285,407
                                                                     --------------
                                                                         1,862,687
                                                                     --------------
                                                                        12,595,169
                                                                     --------------
Total Asset-Backed Sector (Cost $139,316,908)                          141,130,311

-----------------------------------------------------------------------------------
Money Market Sector--2.6%
-----------------------------------------------------------------------------------
Joint Repurchase Agreements--2.6%
Undivided interest of 4.11% in joint repurchase agreement
(Market Value $167,415,000) with Banc One Capital Markets,
Inc., 1.26%, dated 4/30/03, to be repurchased at $6,875,241
on 5/1/03, collateralized by U.S. Treasury Bonds, 2.125%,
8/31/04, with a value of $170,866,412  (Cost $6,875,000)  6,875,000      6,875,000

-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $360,831,369)               137.2%   358,501,196
-----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                         (37.2)   (97,248,022)
                                                         --------------------------
Net Assets                                                    100.0%  $261,253,174
                                                         ==========================


                   28 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP     Argentine Peso
BRR     Brazilian Real
CAD     Canadian Dollar
CLP     Chilean Peso
DKK     Danish Krone
EUR     Euro
FRF     French Franc
GBP     British Pound Sterling
HUF     Hungarian Forint
JPY     Japanese Yen
MXN     Mexican Nuevo Peso
NOK     Norwegian Krone
NZD     New Zealand Dollar
PHP     Philippines Peso
SEK     Swedish Krona
ZAR     South African Rand


1. Zero coupon bond reflects effective yield on the date of purchase.

2. Securities with an aggregate market value of $4,633,433 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

3. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                  Contracts   Expiration   Exercise        Premium   Market Value
 Calls                      Subject to Call        Dates      Price       Received     See Note 1
-------------------------------------------------------------------------------------------------
 Euro                             2,755,000       5/7/03      1.062EUR     $33,509       $152,316
 Mexican Nuevo Peso                 585,000      6/13/03     10.700MXN       6,494            995
-------------------------------------------------------------------------------------------------
                                                                            40,003        153,311
                                                                           ----------------------

                                  Contracts
 Puts                        Subject to Put
-------------------------------------------------------------------------------------------------
 Mexican Nuevo Peso                 585,000      6/13/03     11.000MXN      13,747         23,663


                           Principal (000s)
                             Subject to Put
-------------------------------------------------------------------------------------------------
 Venezuela (Republic of)
 Bonds, 9.25%, 9/15/27                 $325      6/10/03     64.250%        13,163          3,575
                                                                           ----------------------
                                                                            26,910         27,238
                                                                           ----------------------
                                                                           $66,913       $180,549
                                                                           ======================


4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

5. Non-income producing security.

6. Identifies issues considered to be illiquid or restricted--See Note 10 of Notes to Financial Statements.

7. Issuer is in default.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,054,904 or 6.15% of the Fund's net assets as of April 30, 2003.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Interest or dividend is paid-in-kind.

11. Represents the current interest rate for a variable or increasing rate security.

12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

13. The issuer has filed bankruptcy. This security is valued under guidelines established by the Board of Trustees and is considered illiquid.

14. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $610,302 or 0.23% of the Fund's net assets as of April 30, 2003.

15. When-issued security to be delivered and settled after April 30, 2003.


See accompanying Notes to Financial Statements


                   29 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------



April 30, 2003
--------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------
Investments, at value (cost $360,831,369)--see accompanying statement    $358,501,196
--------------------------------------------------------------------------------------
Cash                                                                           99,666
--------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                         235,189
--------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                  4,516,408
Investments sold                                                            4,152,425
Swap contract                                                                     822
Other                                                                          38,564
                                                                         -------------
Total assets                                                              367,544,270


--------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------
Bank overdraft-foreign currency (cost $6,610)                                   6,726
--------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                         227,840
--------------------------------------------------------------------------------------
Options written, at value (premiums received $66,913)--see
accompanying statement                                                        180,549
--------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $102,368,012 purchased on a
when-issued basis)                                                        105,030,527
Closed foreign currency contracts                                             369,175
Daily variation on futures contracts                                          277,775
Trustees' compensation                                                         58,407
Shareholder reports                                                            55,277
Management and administrative fees                                             15,973
Other                                                                          68,847
                                                                         -------------
Total liabilities                                                         106,291,096

--------------------------------------------------------------------------------------
Net Assets                                                               $261,253,174
                                                                         =============

--------------------------------------------------------------------------------------
Composition of Net Assets
--------------------------------------------------------------------------------------
Par value of shares of beneficial interest                               $    292,299
--------------------------------------------------------------------------------------
Additional paid-in capital                                                307,442,919
--------------------------------------------------------------------------------------
Undistributed net investment income                                         2,776,659
--------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                              (46,387,359)
--------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets
and liabilities denominated in foreign currencies                          (2,871,344)
                                                                         -------------
Net Assets--applicable to 29,229,920 shares of beneficial
interest outstanding                                                     $261,253,174
                                                                         =============

--------------------------------------------------------------------------------------
Net Asset Value Per Share                                                       $8.94




See accompanying Notes to Financial Statements.




                   30 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------



For the Six Months Ended April 30, 2003
-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $3,686)                  $10,533,329
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,630)                      74,194
-----------------------------------------------------------------------------------
Other income                                                                93,717
                                                                       ------------
Total investment income                                                 10,701,240


-----------------------------------------------------------------------------------
Expenses
Management fees                                                            804,087
-----------------------------------------------------------------------------------
Shareholder reports                                                         49,913
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 21,472
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                               14,225
-----------------------------------------------------------------------------------
Trustees' compensation                                                       7,450
-----------------------------------------------------------------------------------
Other                                                                       19,270
                                                                       ------------
Total expenses                                                             916,417
Less reduction to custodian expenses                                        (2,057)
                                                                       ------------
Net expenses                                                               914,360

-----------------------------------------------------------------------------------
Net Investment Income                                                    9,786,880

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                   (4,773,101)
Closing of futures contracts                                            (1,777,814)
Closing and expiration of option contracts written                          43,585
Foreign currency transactions                                            2,013,209
                                                                       ------------
Net realized loss                                                       (4,494,121)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                             22,836,081
Translation of assets and liabilities denominated in foreign currencies  1,369,417
                                                                       ------------
Net change                                                              24,205,498
                                                                       ------------
Net realized and unrealized gain                                        19,711,377


-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $29,498,257
                                                                       ============





See accompanying Notes to Financial Statements.



                   31 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Six Months             Year
                                                               Ended            Ended
                                                      April 30, 2003      October 31,
                                                         (Unaudited)             2002
--------------------------------------------------------------------------------------
Operations
Net investment income                                   $  9,786,880     $ 19,044,945
--------------------------------------------------------------------------------------
Net realized loss                                         (4,494,121)      (5,222,651)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      24,205,498         (105,724)
                                                        ------------------------------
Net increase in net assets resulting from operations      29,498,257       13,716,570

--------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income                      (7,015,181)     (19,468,363)

--------------------------------------------------------------------------------------
Beneficial Interest Transactions
Proceeds from shares issued to shareholders
in reinvestment of dividends                                      --          355,582


--------------------------------------------------------------------------------------
Net Assets
Total increase (decrease)                                 22,483,076       (5,396,211)
--------------------------------------------------------------------------------------
Beginning of period                                      238,770,098      244,166,309
                                                        ------------------------------
End of period [including undistributed net investment
income of $2,776,659 and $4,960, respectively]          $261,253,174     $238,770,098
                                                        ==============================




See accompanying Notes to Financial Statements.




                   32 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        Six Months                                              Year
                                             Ended                                             Ended
                                    April 30, 2003                                          Oct. 31,
                                       (Unaudited)      2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period         $8.17     $8.37     $8.85     $9.45     $9.82    $10.61
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          .33       .65       .78       .86       .87       .79
Net realized and unrealized gain (loss)        .68      (.18)     (.44)     (.62)     (.43)     (.75)
                                             ----------------------------------------------------------
Total from investment operations              1.01       .47       .34       .24       .44       .04
-------------------------------------------------------------------------------------------------------
Dividend and/or distributions to shareholders:
Dividends from net investment income          (.24)     (.67)     (.79)     (.68)     (.81)     (.78)
Tax return of capital distribution              --        --      (.03)     (.16)       --      (.05)
                                             ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (.24)     (.67)     (.82)     (.84)     (.81)     (.83)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period               $8.94     $8.17     $8.37     $8.85     $9.45     $9.82
                                             ==========================================================

Market value, end of period                  $8.15     $7.36     $8.08     $7.88     $8.06     $9.38
                                             ==========================================================


-------------------------------------------------------------------------------------------------------
Total Return, at Market Value 1              12.53%    (1.35)%   12.79%     6.93%    (6.64)%    0.17%

-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)  $261,253  $238,770  $244,166  $257,629  $275,181  $285,907
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $248,404  $243,498  $251,362  $269,849  $285,213  $304,773
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                         7.95%     7.82%     8.99%     9.27%     8.86%     7.56%
Expenses                                      0.74%     0.82%     0.75%     0.84%     1.03%     1.01% 3
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         41%       70%      133%      104%      159%      402%



1. Assumes a purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.



                   33 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of April 30, 2003, the market value of these securities comprised 2.7% of the Fund's net assets and resulted in unrealized gains in the current period of $322,631. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully



                   34 | OPPENHEIMER MULTI-SECTOR INCOME TRUST invested. As of April 30, 2003, the Fund had entered into when-issued purchase commitments of $102,368,012.
   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
   Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2003, securities with an aggregate market value of $3,509,835, representing 1.34% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.






                   35 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $44,662,884. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2003       $ 7,982,990
                              2006         1,509,541
                              2007        11,561,894
                              2008         5,440,197
                              2009         4,239,210
                              2010         9,434,931
                                         -----------
                              Total      $40,168,763
                                         ===========

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $2,717 and payments of $12,435 were made to retired trustees, resulting in an accumulated liability of $57,507 as of April 30, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-distribution date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the



                   36 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                     Six Months Ended April 30, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
                     -------------------------------------------------------------
Net increase from
dividends reinvested                --           $--         42,436       $355,582


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $135,256,546 and $132,504,985, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.65% on the Fund's average annual net assets.

--------------------------------------------------------------------------------
Transfer Agent Fees. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.



                   37 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of April 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                            Expiration      Contract          Valuation
                                              Amount              as of     Unrealized     Unrealized
Contract Description             Dates        (000s)     April 30, 2003   Appreciation   Depreciation
------------------------------------------------------------------------------------------------------
Contracts to Purchase
Australian Dollar [AUD]        5/30/03-
                               6/5/03          2,690AUD      $1,677,201       $ 27,795       $     --
Brazilian Real [BRR]           4/19/04-
                               4/23/04         4,174BRR       1,208,004         68,004             --
British Pound Sterling [GBP]   8/18/03           400GBP         634,851         11,651             --
Canadian Dollar [CAD]          6/5/03          1,225CAD         852,074         11,173             --
Euro [EUR]                     5/27/03-
                               7/16/03        39,600EUR       4,413,501        102,712             --
Mexican Nuevo Peso [MXN]       6/13/03         3,066MXN         295,823            823             --
New Zealand Dollar [NZD]       5/30/03         1,140NZD         635,277          4,857             --
Norwegian Krone [NOK]          5/30/03         4,265NOK         607,481          7,030             --
                                                                              -------------------------
                                                                               234,045             --
                                                                              -------------------------

Contracts to Sell
Brazilian Real [BRR]           5/12/03-
                               5/23/03         4,665BRR       1,595,086             --        100,269
British Pound Sterling [GBP]   8/18/03-
                               9/8/03          1,390GBP       2,204,913             --         19,835
Euro [EUR]                     5/6/03-
                               10/8/03         2,935EUR       3,270,608          1,144         78,038
Japanese Yen [JPY]             5/30/03-
                               6/09/03       319,000JPY       2,678,616             --         13,958
Philippines Peso [PHP]         7/28/03        31,527PHP         588,946             --         13,946
Swiss Franc [CHF]              5/30/03           845CHF         623,575             --          1,794
                                                                              -------------------------
                                                                                 1,144        227,840
                                                                              -------------------------
Total Unrealized Appreciation and Depreciation                                $235,189       $227,840
                                                                              =========================




                   38 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                    Unrealized
                                  Expiration     Number of     Valuation as of    Appreciation
Contract Description                   Dates     Contracts      April 30, 2003  (Depreciation)
----------------------------------------------------------------------------------------------
Contracts to Purchase
DAX Index                            6/20/03             4       $    327,323       $  18,952
Euro-Bundesobligation                 6/6/03            35          4,399,551          26,081
FTSE 100 Index                       6/20/03             1             62,540             770
Japan (Government of) Bonds, 10 yr.  6/10/03             7            842,571           4,883
NASDAQ 100 Index                     6/19/03            10          1,108,000          81,200
United Kingdom Long Gilt             6/26/03             2            383,836           2,664
                                                                                    ----------
                                                                                      134,550
                                                                                    ----------
Contracts to Sell
Japan (Government of) Bonds, 10 yr.  6/11/03             1          1,204,092          (1,521)
U.S. Long Bonds                      6/19/03            29          3,306,906         (68,250)
U.S. Treasury Nts., 2 yr.            6/26/03           294         63,476,438        (296,935)
U.S. Treasury Nts., 5 yr.            6/19/03           217         24,683,750        (124,467)
U.S. Treasury Nts., 10 yr.           6/19/03            79          9,094,875        (106,906)
                                                                                    ----------
                                                                                     (598,079)
                                                                                    ----------
                                                                                    $(463,529)
                                                                                    ==========



                   39 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities.
Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2003 was as follows:

                                        Call Options                          Put Options
                     -------------------------------    ---------------------------------
                     Principal (000s)/                  Principal (000s)/
                             Number of     Amount of            Number of      Amount of
                             Contracts      Premiums            Contracts       Premiums
-----------------------------------------------------------------------------------------
Options outstanding as of
October 31, 2002                    --       $    --                   --       $     --
Options written              3,931,745        65,307            1,746,010         79,080
Options closed or expired     (590,000)       (6,549)          (1,160,685)       (52,170)
Options exercised               (1,745)      (18,755)                  --             --
                             ------------------------------------------------------------
Options outstanding as of
April 30, 2003               3,340,000       $40,003              585,325       $ 26,910
                             ============================================================



--------------------------------------------------------------------------------
8. Interest Rate Swap Contracts
The Fund may enter into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate


                   40 | OPPENHEIMER MULTI-SECTOR INCOME TRUST payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
   Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of April 30, 2003, the Fund had entered into the following interest rate swap agreements:

                                                     Floating Rate
                                      Rate Paid by      Received by                                   Unrealized
                         Notional      the Fund at      the Fund at       Floating   Termination    Appreciation
Swap Counterparty       Principal   April 30, 2003   April 30, 2003     Rate Index          Date   (Depreciation)
----------------------------------------------------------------------------------------------------------------
                                                                       Three-Month
                                                                         LIBOR BBA
Deutsche Bank          $1,820,000         3.1025%           1.33063%          flat         3/4/08        $ 7,368

                                                                       Three-Month
                                                                         USD LIBOR
JPMorgan Chase Bank     6,140,000          3.052            1.31750       BBA Rate        3/10/08         43,824

                                                                       Three-Month
                                                                         LIBOR BBA
JPMorgan Chase Bank     2,580,000          3.230            1.34000           flat        2/24/08         (3,684)
                                                                                                          -------
                                                                                                          $47,508
                                                                                                          =======



--------------------------------------------------------------------------------
9. Credit Swap Transactions
The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).

During the six months ended April 30, 2003, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. Information regarding the credit swap is as follows:

                                                                         Unrealized
                            Expiration    Notional  Valuation as of    Appreciation
Contract Description              Date      Amount   April 30, 2003  (Depreciation)
-----------------------------------------------------------------------------------
Deutsche Bank AG, Venezuela
(Republic of) Credit Nts.       4/9/06    $175,000         $(28,690)      $(28,690)
Deutsche Bank AG, Venezuela
(Republic of) Credit Nts.      4/10/06     280,000          (18,377)       (18,377)
JPMorgan Chase Bank, Jordan
(Kingdom of) Credit Nts.        6/6/06     175,000              381            381
                                                                          ---------
                                                                          $(46,686)
                                                                          =========




                   41 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
10. Illiquid or Restricted Securities
As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2003 was $17,854,575, which represents 6.83% of the Fund's net assets, of which $6,726 is considered restricted. Information concerning restricted securities is as follows:

                          Acquisition              Valuation as of    Unrealized
Security                         Date       Cost    April 30, 2003  Depreciation
--------------------------------------------------------------------------------
Currency
Argentine Peso (overdraft)    1/15/02     $6,610            $6,726          $116


--------------------------------------------------------------------------------
11. Borrowing and Lending Arrangements
Interfund Borrowing and Lending Arrangements. The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the period ended or at April 30, 2003.



                   42 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE FUND
Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Oppenheimer Multi-Sector Income Trust (the Fund) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Fund's secondary investment objective is capital appreciation. In seeking its objectives under normal market conditions, the Fund may invest any percentage of its assets in at least three of the following seven fixed income sectors: U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation may be considerations in the allocation of assets among such sectors. The Fund can invest in a number of different kinds of "derivative investments" and can also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. Although, the Fund is not required to invest in any of these types of securities at all times. The investment advisor to the Fund is OppenheimerFunds, Inc. (the Manager).
   The Portfolio Managers of the Fund are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Advisor and Mr. Wong is Vice President of the Advisor and the Fund. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Fund's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which he was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's Portfolio Managers with support in managing the Fund's portfolio.
Dividend Reinvestment and Cash Purchase Plan--Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Fund (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Fund will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.
   Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Fund for payment of the Distribution in additional Shares at the greater of the Fund's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New



                   43 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE FUND
Unaudited / Continued
--------------------------------------------------------------------------------

York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Fund.
   Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.
   Fractional Shares may either remain in the Participant's account or be redeemed at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.
   There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Fund. There are no brokerage charges for Shares issued directly by the Fund. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.
   The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Fund. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.
Shareholder Information--The Shares are traded on the NYSE. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenMlti." The Fund's NYSE trading symbol is OMS.Weekly net asset value (NAV) and market price information about the Fund is generally published each Monday in The Wall Street Journal and each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called "Closed-End Bond Funds."


                   44 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
On May 1, 2003, a special shareholder meeting was held at which the three Trustees identified below were elected and the selection of KPMG LLP as the independent certified public accountants and auditors of the Fund for the fiscal year beginning November 1, 2002 was ratified (Proposal No. 1) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

Nominee                                For             Withheld               Total
-----------------------------------------------------------------------------------
Trustees
Joel W. Motley              25,346,620.264          716,477.447      26,063,097.711
John V. Murphy              25,300,301.833          762,795.878      26,063,097.711
Clayton K. Yeutter          25,322,748.219          740,349.492      26,063,097.711


                            For           Against          Abstain            Total
-----------------------------------------------------------------------------------
Proposal No. 1   25,383,416.691       452,759.365      226,921.655   26,063,097.711



                   45 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.





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ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)